Marketable Securities	12 Months Ended
Dec. 31, 2019
Marketable Securities
Note 4 - Marketable Securities

The Company owns marketable securities (common stock) as outlined below:

Balance, December 31, 2018	$771
Disbursements	(771)

Balance, December 31, 2019	$-

The Company classifies it’s marketable securities as available for sale.

During year ended December 31, 2019, the Company sold 10 shares of Ablemarle Corporation held using the cost basis for cash proceeds of $623 for a realized loss of $919.

During the year ended December 31, 2019, the Company realized a loss on sale of marketable securities of $919 respectively.